Property, Plant and Equipment, Net (Tables)	12 Months Ended
Jul. 31, 2025
Property, Plant and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net consisted of the following:

	As of July 31,
	2025	2024
Furniture, fixtures and equipment	$-	$209,290
Less: accumulated depreciation	-	(149,243)
Property and equipment, net	$-	$60,047